Form N-1A Cover	May 31, 2024
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	Calamos ETF Trust
Entity Central Index Key	0001579881
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2024
Prospectus Date	Jun. 01, 2024
Supplement to Prospectus [Text Block]

CALAMOS ETF TRUST

(the “Trust”)

Calamos Nasdaq-100 Structured Alt Protection ETF – June

(the “Fund”)

Supplement dated May 31, 2024

to the Fund’s Prospectus dated June 1, 2024

This supplement updates certain information contained in the Fund’s prospectus and should be attached to the prospectus and retained for future reference.

Capitalized terms not defined herein have the same meaning as in the Fund’s prospectus.

As described in the Fund’s prospectus, an investment in shares of the Fund is subject to an upside return cap (the “Cap”) that represents the maximum percentage return an investor can achieve from an investment in the Fund for the Outcome Period of approximately one year. The Fund’s initial Outcome Period will begin on June 3, 2024 and end on May 30, 2025. The Fund’s Cap for the Outcome Period beginning on June 3, 2024 is set forth below.

10.20%

(9.51% after taking into account the Fund’s management fees)

The Fund’s return will be further reduced by brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s management fee, as described in the prospectus.

The Fund’s prospectus is amended to revise all references to the Cap to reflect the Cap for the initial Outcome Period, as set forth above.